Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000005586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.32%	11.18%	11.65%	3.60%
C000005583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(4.13%)	5.08%	10.14%	2.76%
C000005583 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.19%	10.90%	11.34%	3.31%
C000005585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(0.18%)	9.19%	10.50%	2.67%
C000005585 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.82%	10.19%	10.50%	2.67%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	10.87%	32.79%	11.08%	9.06%
S And P Global Natural Resources Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Net Index
Average Annual Return, Percent	(3.05%)	7.61%	8.39%	4.89%